Schedule of investments
Optimum Large Cap Growth Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.81%♦
Communication Services — 16.33%
Activision Blizzard	37,750	$3,602,860
Alphabet Class A †	17,425	42,548,191
Alphabet Class C †	14,760	36,993,283
Facebook Class A †	381,035	132,489,680
IAC †	7,116	1,097,074
Kuaishou Technology 144A #, †	12,500	313,615
Match Group †	52,063	8,395,159
Netflix †	39,095	20,650,370
Pinterest Class A †	83,625	6,602,194
Playtika Holding †	21,726	517,948
ROBLOX Class A †	13,045	1,173,789
Sea ADR †	127,109	34,904,131
Snap Class A †	346,579	23,615,893
Spotify Technology †	21,506	5,926,838
Tencent Holdings	135,600	10,199,297
Vimeo †	30,142	1,476,958
Walt Disney †	99,010	17,402,987
		347,910,267
Consumer Discretionary — 21.64%
Advance Auto Parts	77,730	15,945,532
Airbnb Class A †	35,090	5,373,683
Alibaba Group Holding ADR †	143,197	32,474,216
Amazon.com †	58,741	202,078,439
Aptiv †	123,482	19,427,423
Booking Holdings †	8,856	19,377,725
Carvana †	14,581	4,400,837
Chipotle Mexican Grill †	4,607	7,142,416
Coupang †	79,149	3,310,011
DoorDash Class A †	30,822	5,496,487
DraftKings Class A †	65,261	3,404,666
Farfetch Class A †	126,051	6,347,928
Ferrari	41,117	8,472,158
Home Depot	79,550	25,367,699
Las Vegas Sands †	90,142	4,749,582
Lululemon Athletica †	23,977	8,750,886
NIKE Class B	50,016	7,726,972
Ross Stores	127,575	15,819,300
Tesla †	38,351	26,067,175
Tractor Supply	73,110	13,602,847
Ulta Beauty †	49,945	17,269,483
Wynn Resorts †	68,782	8,412,039
		461,017,504
Consumer Staples — 1.14%
Anheuser-Busch InBev ADR	126,790	9,130,148
	Number of shares	Value (US $)
Common Stock♦ (continued)
Consumer Staples (continued)
Monster Beverage †	165,920	$15,156,792
		24,286,940
Financials — 0.96%
Bright Health Group †	55,269	948,416
MarketAxess Holdings	4,462	2,068,538
MSCI Class A	5,246	2,796,538
S&P Global	19,713	8,091,201
Tradeweb Markets Class A	27,138	2,294,789
XP Class A †	98,669	4,297,035
		20,496,517
Healthcare — 10.71%
Alcon (New York Stock Exchange)	186,220	13,083,817
Align Technology †	2,500	1,527,500
Amgen	59,220	14,434,875
Anthem	14,974	5,717,073
Argenx ADR †	8,715	2,623,825
AstraZeneca ADR	108,800	6,517,120
Avantor †	119,005	4,225,868
BioMarin Pharmaceutical †	94,190	7,859,214
Cigna	23,411	5,550,046
Eli Lilly & Co.	62,860	14,427,627
HCA Healthcare	44,835	9,269,188
Humana	9,516	4,212,924
Incyte †	38,961	3,277,789
Intuitive Surgical †	27,544	25,330,564
Stryker	50,895	13,218,958
Thermo Fisher Scientific	50,530	25,490,869
UnitedHealth Group	95,209	38,125,492
Vertex Pharmaceuticals †	44,267	8,925,555
Zoetis	130,500	24,319,980
		228,138,284
Industrials — 8.20%
Airbus †	60,750	7,811,401
Cintas	20,127	7,688,514
Clarivate †	76,338	2,101,585
Cummins	17,615	4,294,713
DiDi Global =, †	32,416	1,741,776
DiDi Global ADR †	25,229	356,738
Eaton	20,640	3,058,435
Equifax	5,497	1,316,586
FedEx	37,705	11,248,533
Generac Holdings †	11,242	4,667,116
IHS Markit	171,806	19,355,664
Norfolk Southern	11,353	3,013,200

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Schedule of investments
Optimum Large Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Industrials (continued)
Raytheon Technologies	178,690	$15,244,044
Roper Technologies	29,830	14,026,066
Southwest Airlines †	56,084	2,977,500
Teledyne Technologies †	22,010	9,218,448
TransUnion	58,491	6,422,897
Uber Technologies †	353,645	17,724,687
United Parcel Service Class B	121,780	25,326,587
WW Grainger	39,170	17,156,460
		174,750,950
Information Technology — 38.36%
Adobe †	58,940	34,517,622
Advanced Micro Devices †	86,550	8,129,642
Affirm Holdings †	4,704	316,814
Afterpay †	59,441	5,267,756
Akamai Technologies †	120,295	14,026,397
Apple	736,082	100,813,791
ASML Holding	41,485	28,659,497
Atlassian Class A †	59,130	15,188,132
Avalara †	23,515	3,804,727
Black Knight †	70,038	5,461,563
Coupa Software †	5,914	1,550,119
Datadog Class A †	40,555	4,220,964
Fidelity National Information Services	168,866	23,923,246
Fiserv †	99,876	10,675,746
Global Payments	50,423	9,456,329
Intuit	45,710	22,405,671
Marqeta Class A †	20,649	579,617
Mastercard Class A	73,972	27,006,438
Microsoft	552,135	149,573,372
MongoDB †	13,684	4,947,040
Nutanix Class A †	180,580	6,901,768
NVIDIA	54,280	43,429,428
NXP Semiconductors	66,900	13,762,668
Palo Alto Networks †	55,070	20,433,724
Paycom Software †	6,092	2,214,259
PayPal Holdings †	47,869	13,952,856
QUALCOMM	169,480	24,223,776
salesforce.com †	181,098	44,236,808
ServiceNow †	22,313	12,262,109
Shopify Class A †	3,568	5,212,777
Snowflake Class A †	3,058	739,424
Splunk †	156,430	22,616,649
StoneCo Class A †	43,301	2,903,765
Taiwan Semiconductor Manufacturing ADR	68,067	8,178,931
UiPath Class A †	115,973	7,878,046
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Visa Class A	333,132	$77,892,924
VMware Class A †	72,520	11,601,024
Workday Class A †	61,695	14,729,064
Zebra Technologies Class A †	6,141	3,251,598
Zoom Video Communications Class A †	26,585	10,289,193
		817,235,274
Materials — 0.74%
Ecolab	58,280	12,003,932
Linde	13,260	3,833,466
		15,837,398
Real Estate — 0.73%
Equinix	19,480	15,634,648
		15,634,648
Total Common Stock (cost $1,151,631,570)		2,105,307,782

Convertible Preferred Stock — 0.01%
Magic Leap Series C =, †, π	43,435	26,495
WeWork Companies Series E =, †, π	15,099	129,239
Total Convertible Preferred Stock (cost $1,497,038)		155,734

Short-Term Investments — 1.48%
Money Market Mutual Funds — 1.48%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	7,886,327	7,886,327
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	7,886,329	7,886,329
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	7,886,329	7,886,329

2    NQ-OPTLG [6/21] 8/21 (1750265)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	7,886,329	$7,886,329
Total Short-Term Investments (cost $31,545,314)		31,545,314

Total Value of Securities—100.30% (cost $1,184,673,922)		2,137,008,830
Liabilities Net of Receivables and Other Assets—(0.30%)		(6,483,704)
Net Assets Applicable to 78,892,433 Shares Outstanding—100.00%		$2,130,525,126
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $313,615, which represents 0.01% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $155,734, which represented percentage of 0.01% of the Fund’s net assets.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Magic Leap Series C	1/20/2016	$1,000,438	$26,495
WeWork Companies Series E	6/23/2015	496,600	129,239
Total		$1,497,038	$155,734
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC

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